Provisions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [Line Items]
Provisions for termination benefits	$ 3,406,000	$ 724,000
Defined benefit plan	$ 2,194,000	562,000	$ 477,000	$ 483,000
Employee termination, legal compensation calculation	Seniority conditions the employee must justify to be entitled to an indemnity of 8 working months against one year before. Calculation of the allowance 1/4 of a month of salary per year of seniority up to 10 years, against 1/5 before, and no change beyond the 11th year.
United States [Member]
Disclosure of defined benefit plans [Line Items]
Actuarial liabilities of benefit plan	$ 0
France [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plan	$ 800,000	800,000	$ 800,000
Commercial Litigation [Member]
Disclosure of defined benefit plans [Line Items]
Provisions for termination benefits		374,000
Employees Severance [Member]
Disclosure of defined benefit plans [Line Items]
Provisions for termination benefits		191,000
Personnel Litigation [Member]
Disclosure of defined benefit plans [Line Items]
Provisions for termination benefits		$ 83,000